Average Annual Total Returns		12 Months Ended										60 Months Ended	83 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2023 [9]	Dec. 31, 2023
DSS AmericaFirst Total Return Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		(3.92%)
DSS AmericaFirst Total Return Bond Fund | Bloomberg US Agg Bond Total
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%										1.10%		1.81%
DSS AmericaFirst Total Return Bond Fund | Lipper Alternative Long Short
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.17%										6.25%		3.65%
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		(8.72%)	(4.78%)	(11.64%)	0.94%	11.34%	(16.12%)	4.67%	(14.20%)	0.67%	8.56%	(2.89%)		(3.36%)
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.72%)										(2.89%)		(3.81%)
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.16%)										(2.17%)		(2.56%)
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class U
Prospectus [Line Items]
Average Annual Return, Percent		(6.87%)										(2.88%)		(3.61%)
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Defensive Growth Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		(3.50%)										(1.39%)		(2.23%)
DSS AmericaFirst Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.67%
DSS AmericaFirst Income Fund | S&P Total Return Income Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	26.29%										15.70%		12.03%
DSS AmericaFirst Income Fund | Bloomberg US Agg Bond Income
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.53%										1.10%		1.81%
DSS AmericaFirst Income Fund | Lipper Flexible Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	[5]	13.31%										8.63%		5.97%
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.54%	(9.03%)	16.63%	(6.95%)	8.27%	(12.78%)	8.85%	4.72%	(7.02%)	(3.09%)	1.64%		(0.29%)
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.47%)										(1.80%)		(3.36%)
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.80%										(0.21%)		(1.48%)
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class U
Prospectus [Line Items]
Average Annual Return, Percent		3.07%										1.55%		(0.59%)
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.57%										3.23%		0.90%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.40%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | S&P Total Return Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	26.29%										15.70%		12.03%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Lipper Absolute Return
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.29%										3.31%		2.00%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.72%	(12.66%)	7.55%	(6.75%)	14.44%	(7.24%)	5.33%	7.12%	(6.57%)	4.82%	1.55%		1.02%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.72%										1.55%		1.02%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.57%										1.19%		0.79%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Prospectus [Line Items]
Average Annual Return, Percent		9.98%										1.59%		0.79%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.81%										3.90%		2.69%
DSS AmericaFirst Alpha Trends Factor Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.65%
DSS AmericaFirst Alpha Trends Factor Fund | S&P Total Return Alpha
Prospectus [Line Items]
Average Annual Return, Percent	[8]	26.29%										15.70%	13.29%
DSS AmericaFirst Alpha Trends Factor Fund | Lipper MultiCap Core
Prospectus [Line Items]
Average Annual Return, Percent	[10]	24.23%										14.68%	10.22%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.00%	(12.55%)	29.75%	(2.69%)	22.13%	(5.32%)					7.80%	6.52%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.00%										5.71%	4.68%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.74%										5.29%	4.37%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class U
Prospectus [Line Items]
Average Annual Return, Percent		10.03%										7.54%	6.19%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.04%										9.21%	7.76%

[1]	The Fund’s primary broad-based securities market index was changed to reflect the Fund’s new investment strategy. The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities and includes the reinvestment of interest.
[2]	The Fund’s prior primary broad-based securities market index was the Lipper Alternative Long/Short Equity Fund Index, which is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Long/Short Equity classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.
[3]	The Fund has adopted the S&P 500® Total Return Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund and to comply with recent regulatory changes. The S&P 500® Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.
[4]	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities and includes the reinvestment of interest.
[5]	The Fund’s prior primary broad-based securities market index was the Lipper Flexible Portfolio Funds Index, which is composed of funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.
[6]	The Fund has adopted the S&P 500® Total Return Index as its primary broad-based securities market index to comply with recent regulatory changes. The S&P 500® Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.
[7]	The Fund’s prior primary broad-based securities market index was the Lipper Absolute Return Funds Index, which is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Absolute Return Funds classification, which is defined as those funds that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
[8]	The Fund’s primary broad-based securities market index was changed to reflect the Fund’s new investment strategy
[9]	The inception date of the Fund’s shares is January 31, 2017.
[10]	The Fund’s prior primary broad-based securities market index was the Lipper Multi-Cap Core Funds Index, which is composed of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.